SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CAD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2023 CAD ($)	Mar. 01, 2023	Mar. 31, 2022 CAD ($)	Jun. 12, 2021 USD ($)	Jun. 12, 2021 CAD ($)
Property, Plant and Equipment [Line Items]
Term deposits	$ 11,084		$ 12,005
Restricted cash equivalents, noncurrent	129,307		55,816
Proceeds from IPO	500,000
Short term investments	51,723		56,021
Impairment of indefinite lived intangible assets	0		280,098
Asset Impairment Charges	0		379,165	$ 0
Amotization of intangible assets	33,285		0	0
Impairments on goodwill	0		99,068	0
Forgiveness value	59,112
Loan payable	118,224		160,060			$ 160,000		$ 200,000
Reduction in loan payables	32,012	$ 40,000
C E W S Program [Member]
Property, Plant and Equipment [Line Items]
Subsidy amount	0		326,640	39,207
C E R S Program [Member]
Property, Plant and Equipment [Line Items]
Subsidy amount	109,723		163,530	$ 0
C E B A Program [Member]
Property, Plant and Equipment [Line Items]
Outstanding loan	177,336
Minimum [Member]
Property, Plant and Equipment [Line Items]
Amortization of intangible assets term							1 year
Maximum [Member]
Property, Plant and Equipment [Line Items]
Amortization of intangible assets term							4 years
Canada Inc [Member]
Property, Plant and Equipment [Line Items]
Cash insured amount	611,251					827,245
Toronto E School [Member]
Property, Plant and Equipment [Line Items]
Cash insured amount	89,115					$ 120,605
Asset Impairment Charges					$ 589,468
Canada Inc Lowell Academy [Member]
Property, Plant and Equipment [Line Items]
Recognized intangible assets	0		0						$ 98,437	$ 123,000
Asset Impairment Charges	0		10,404
Amotization of intangible assets	33,286
MTM Animation [Member]
Property, Plant and Equipment [Line Items]
Recognized intangible assets	107,567		140,853
Asset Impairment Charges	0		$ 0
Amotization of intangible assets	$ 0
Toronto E School [Member]
Property, Plant and Equipment [Line Items]
Noncontrolling interests	30.00%		30.00%			30.00%		30.00%
Arts Academy [Member]
Property, Plant and Equipment [Line Items]
Noncontrolling interests	20.00%		20.00%			20.00%		20.00%
Lowell Academy [Member]
Property, Plant and Equipment [Line Items]
Noncontrolling interests	30.00%		30.00%			30.00%		30.00%
Conbridge College [Member]
Property, Plant and Equipment [Line Items]
Noncontrolling interests	20.00%		20.00%			20.00%		20.00%
MTM Animation [Member]
Property, Plant and Equipment [Line Items]
Noncontrolling interests	20.00%		30.00%			20.00%		30.00%
Princeton Education [Member]
Property, Plant and Equipment [Line Items]
Noncontrolling interests			30.00%					30.00%